Subsequent events (Details) - Subsequent Events [Member] - USD ($) $ / shares in Units, $ in Millions	Nov. 05, 2019	Oct. 22, 2019	Oct. 08, 2019
Short term notes [Abstract]
Short term notes authorized amount			$ 50
Short term notes issued amount			$ 25
Percentage average cost of issued short term notes			0.66%
Dividends approved [Abstract]
Dividend approved (in dollars per share)	$ 0.41
Dividend approved expected date to be paid	Dec. 13, 2019
Top of Range [Member]
Short term notes [Abstract]
Tenor of short term notes			2 years
ATN2 [Member]
Acquisitions [Abstract]
Total equity investment		$ 20
Required period to obtain authorization for transfer of concession agreement		8 months